Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000877243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2011
Active Assets California Tax-Free Trust (Prospectus Summary) | Active Assets California Tax-Free Trust | Active Assets California Tax-Free Trust
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACXX